Warrants (FY) (1) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant liability, beginning	$ 1,769,669	$ 1,943,883
Issued	0	0
Redeemed	(195,310)	(118,838)
Change in fair value	$ (32,359)	$ (55,376)
Reclassification due to Adoption of ASU 2017-11 (see Note 2)	(1,542,000)	0
Warrant liability, ending	$ 0	$ 1,769,669
Class K Warrants
Warrant liability, beginning	1,542,000	1,616,000
Issued	0	0
Redeemed	0	0
Change in fair value	$ 0	$ (74,000)
Reclassification due to Adoption of ASU 2017-11 (see Note 2)	(1,542,000)	0
Warrant liability, ending	$ 0	$ 1,542,000
Series A Warrants
Warrant liability, beginning	227,669	327,883
Issued	0	0
Redeemed	(195,310)	(118,838)
Change in fair value	$ (32,359)	$ 18,624
Reclassification due to Adoption of ASU 2017-11 (see Note 2)	0	0
Warrant liability, ending	$ 0	$ 227,669